SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ in Thousands					12 Months Ended
	Mar. 13, 2019	Feb. 11, 2019	Feb. 04, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2019	Nov. 26, 2012
Subsequent Event [Line Items]
Total long-term debt				$ 4,104,525	$ 4,104,525	$ 3,619,139
Repayments of long-term debt					$ 592,573	$ 896,276	$ 124,286
2012 Studio City Notes [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Total long-term debt									$ 825,000
Interest rate per annum									8.50%
Repayments of long-term debt				$ 400,000
2012 Studio City Notes [Member] | Senior Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of long-term debt	$ 208,466		$ 216,534
2012 Studio City Notes [Member] | Senior Notes [Member] | Subsequent Event [Member] | Conditional Tender Offer [Member]
Subsequent Event [Line Items]
Total long-term debt	$ 208,466		$ 216,534					$ 425,000
2019 Studio City Notes [Member] | Senior Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 600,000
Interest rate per annum		7.25%
Purchase price as percentage of principal		100.00%